Schedule of Investments
(unaudited)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................ 4,178 $ 1,307,213
Boeing Co. (The)
(a)
................... 33,975 6,556,835
General Dynamics Corp. ............... 13,556 3,829,434
Howmet Aerospace, Inc. ............... 23,300 1,594,419
Huntington Ingalls Industries, Inc. ......... 2,417 704,483
L3Harris Technologies, Inc. ............. 11,353 2,419,324
Lockheed Martin Corp. ................ 12,816 5,829,614
Northrop Grumman Corp. .............. 8,448 4,043,720
RTX Corp. ........................ 79,068 7,711,502
Textron, Inc. ....................... 11,706 1,122,957
TransDigm Group, Inc. ................ 3,299 4,063,048
39,182,549
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.
(b)
.......... 7,060 537,548
Expeditors International of Washington, Inc. .. 8,761 1,065,075
FedEx Corp. ....................... 13,700 3,969,438
United Parcel Service, Inc. , Class B ....... 43,044 6,397,630
11,969,691
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 16,543 1,317,650
BorgWarner, Inc. .................... 13,456 467,461
1,785,111
Automobiles — 1.3%
Ford Motor Co. ..................... 232,027 3,081,319
General Motors Co. .................. 68,795 3,119,853
Tesla, Inc.
(a)
........................ 165,229 29,045,606
35,246,778
Banks — 3.3%
Bank of America Corp. ................ 410,286 15,558,045
Citigroup, Inc. ...................... 113,409 7,171,985
Citizens Financial Group, Inc. ........... 27,846 1,010,531
Comerica, Inc. ...................... 7,730 425,073
Fifth Third Bancorp
(b)
................. 40,588 1,510,279
Huntington Bancshares, Inc. ............ 85,882 1,198,054
JPMorgan Chase & Co. ............... 172,280 34,507,684
KeyCorp .......................... 56,749 897,202
M&T Bank Corp. .................... 9,883 1,437,383
PNC Financial Services Group, Inc. (The) ... 23,798 3,845,757
Regions Financial Corp. ............... 55,559 1,168,961
Truist Financial Corp. ................. 79,412 3,095,480
US Bancorp ....................... 92,677 4,142,662
Wells Fargo & Co. ................... 214,462 12,430,218
88,399,314
Beverages — 1.4%
Brown-Forman Corp. , Class B ........... 11,094 572,672
Coca-Cola Co. (The) ................. 231,876 14,186,174
Constellation Brands, Inc. , Class A ........ 9,583 2,604,276
Keurig Dr Pepper, Inc. ................ 60,279 1,848,757
Molson Coors Beverage Co. , Class B ...... 10,860 730,335
Monster Beverage Corp.
(a)
.............. 44,259 2,623,674
PepsiCo, Inc. ...................... 81,905 14,334,194
36,900,082
Biotechnology — 1.9%
AbbVie, Inc. ....................... 105,211 19,158,923
Amgen, Inc. ....................... 31,880 9,064,121
Biogen, Inc.
(a)
...................... 8,576 1,849,243
Gilead Sciences, Inc. ................. 74,436 5,452,437
Incyte Corp.
(a)
...................... 11,278 642,508
Moderna, Inc.
(a)
..................... 19,787 2,108,503
Regeneron Pharmaceuticals, Inc.
(a)
........ 6,296 6,059,837
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
........... 15,333 $ 6,409,347
50,744,919
Broadline Retail — 3.8%
Amazon.com, Inc.
(a)
.................. 544,722 98,256,954
eBay, Inc. ......................... 30,779 1,624,516
Etsy, Inc.
(a)
........................ 7,182 493,547
100,375,017
Building Products — 0.5%
A O Smith Corp. .................... 7,254 648,943
Allegion plc ........................ 5,323 717,061
Builders FirstSource, Inc.
(a)
............. 7,303 1,523,041
Carrier Global Corp. .................. 49,911 2,901,326
Johnson Controls International plc ........ 40,393 2,638,471
Masco Corp. ....................... 13,276 1,047,211
Trane Technologies plc ................ 13,554 4,068,911
13,544,964
Capital Markets — 2.8%
Ameriprise Financial, Inc. .............. 5,971 2,617,925
Bank of New York Mellon Corp. (The) ...... 45,251 2,607,363
BlackRock, Inc.
(c)
.................... 8,355 6,965,564
Blackstone, Inc. , Class A ............... 42,428 5,573,766
Cboe Global Markets, Inc. .............. 6,265 1,151,068
Charles Schwab Corp. (The) ............ 88,887 6,430,086
CME Group, Inc. , Class A .............. 21,473 4,622,922
FactSet Research Systems, Inc. .......... 2,260 1,026,921
Franklin Resources, Inc.
(b)
.............. 16,508 464,040
Goldman Sachs Group, Inc. (The) ........ 19,483 8,137,854
Intercontinental Exchange, Inc. .......... 34,123 4,689,524
Invesco Ltd. ....................... 26,309 436,466
MarketAxess Holdings, Inc. ............. 2,285 500,986
Moody's Corp. ...................... 9,374 3,684,263
Morgan Stanley ..................... 74,656 7,029,609
MSCI, Inc. ........................ 4,710 2,639,720
Nasdaq, Inc. ....................... 22,915 1,445,937
Northern Trust Corp. .................. 12,246 1,088,914
Raymond James Financial, Inc. .......... 11,181 1,435,864
S&P Global, Inc. .................... 19,147 8,146,091
State Street Corp. ................... 17,993 1,391,219
T. Rowe Price Group, Inc. .............. 13,363 1,629,217
73,715,319
Chemicals — 1.6%
Air Products & Chemicals, Inc. ........... 13,296 3,221,222
Albemarle Corp.
(b)
................... 6,909 910,192
Celanese Corp.
(b)
.................... 5,906 1,015,005
CF Industries Holdings, Inc. ............. 11,389 947,679
Corteva, Inc. ....................... 41,933 2,418,276
Dow, Inc. ......................... 41,732 2,417,535
DuPont de Nemours, Inc. .............. 25,521 1,956,695
Eastman Chemical Co. ................ 6,909 692,420
Ecolab, Inc. ....................... 15,138 3,495,364
FMC Corp.
(b)
....................... 7,563 481,763
International Flavors & Fragrances, Inc. ..... 15,180 1,305,328
Linde plc ......................... 28,895 13,416,527
LyondellBasell Industries NV , Class A ...... 15,283 1,563,145
Mosaic Co. (The) .................... 19,496 632,840
PPG Industries, Inc. .................. 14,119 2,045,843
Sherwin-Williams Co. (The) ............. 14,046 4,878,597
41,398,431
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 5,120 3,517,593
Copart, Inc.
(a)
...................... 52,216 3,024,351
Republic Services, Inc. ................ 12,180 2,331,739

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ........................ 17,025 $ 787,747
Veralto Corp. ....................... 12,965 1,149,477
Waste Management, Inc. ............... 21,824 4,651,786
15,462,693
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
................ 15,097 4,377,828
Cisco Systems, Inc. .................. 241,991 12,077,771
F5, Inc.
(a)
......................... 3,463 656,550
Juniper Networks, Inc. ................ 18,828 697,766
Motorola Solutions, Inc. ............... 9,956 3,534,181
21,344,096
Construction & Engineering — 0.1%
Quanta Services, Inc. ................. 8,682 2,255,584
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ........... 3,698 2,270,350
Vulcan Materials Co. ................. 7,948 2,169,168
4,439,518
Consumer Finance — 0.5%
American Express Co. ................ 34,078 7,759,220
Capital One Financial Corp. ............. 22,747 3,386,801
Discover Financial Services ............. 14,941 1,958,616
Synchrony Financial .................. 24,094 1,038,933
14,143,570
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. ............... 26,451 19,378,796
Dollar General Corp. ................. 13,123 2,047,975
Dollar Tree, Inc.
(a)
.................... 12,334 1,642,272
Kroger Co. (The) .................... 39,513 2,257,378
Sysco Corp. ....................... 29,667 2,408,367
Target Corp. ....................... 27,491 4,871,680
Walgreens Boots Alliance, Inc. ........... 42,368 918,962
Walmart, Inc. ....................... 255,091 15,348,826
48,874,256
Containers & Packaging — 0.2%
Amcor plc ......................... 86,776 825,240
Avery Dennison Corp. ................. 4,764 1,063,563
Ball Corp. ......................... 18,664 1,257,207
International Paper Co. ................ 20,980 818,640
Packaging Corp. of America ............ 5,304 1,006,593
WestRock Co. ...................... 15,539 768,403
5,739,646
Distributors — 0.1%
Genuine Parts Co. ................... 8,341 1,292,271
LKQ Corp. ........................ 16,223 866,471
Pool Corp.
(b)
....................... 2,302 928,857
3,087,599
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 425,686 7,492,074
Verizon Communications, Inc. ........... 250,527 10,512,113
18,004,187
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 15,324 772,330
American Electric Power Co., Inc. ......... 30,948 2,664,623
Constellation Energy Corp. ............. 19,046 3,520,653
Duke Energy Corp. .................. 45,979 4,446,629
Edison International .................. 22,897 1,619,505
Entergy Corp. ...................... 12,578 1,329,243
Evergy, Inc. ........................ 13,928 743,477
Eversource Energy .................. 20,718 1,238,315
Exelon Corp. ....................... 59,059 2,218,847
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. ................... 30,626 $ 1,182,776
NextEra Energy, Inc. ................. 122,141 7,806,031
NRG Energy, Inc. .................... 13,427 908,874
PG&E Corp. ....................... 126,802 2,125,201
Pinnacle West Capital Corp. ............ 6,871 513,470
PPL Corp. ........................ 43,765 1,204,850
Southern Co. (The) .................. 65,074 4,668,409
Xcel Energy, Inc. .................... 33,054 1,776,652
38,739,885
Electrical Equipment — 0.7%
AMETEK, Inc. ...................... 13,701 2,505,913
Eaton Corp. plc ..................... 23,795 7,440,220
Emerson Electric Co. ................. 34,145 3,872,726
Generac Holdings, Inc.
(a)
............... 3,588 452,590
Hubbell, Inc. ....................... 3,179 1,319,444
Rockwell Automation, Inc. .............. 6,790 1,978,131
17,569,024
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 35,673 4,114,881
CDW Corp. ........................ 8,019 2,051,100
Corning, Inc. ....................... 45,759 1,508,217
Jabil, Inc. ......................... 7,536 1,009,447
Keysight Technologies, Inc.
(a)
............ 10,409 1,627,759
TE Connectivity Ltd. .................. 18,515 2,689,119
Teledyne Technologies, Inc.
(a)
............ 2,795 1,199,949
Trimble, Inc.
(a)
...................... 15,057 969,068
Zebra Technologies Corp. , Class A
(a)
....... 3,113 938,383
16,107,923
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 59,644 1,998,074
Halliburton Co. ..................... 53,043 2,090,955
Schlumberger NV ................... 85,226 4,671,237
8,760,266
Entertainment — 1.3%
Electronic Arts, Inc. .................. 14,573 1,933,400
Live Nation Entertainment, Inc.
(a)
......... 8,597 909,305
Netflix, Inc.
(a)
....................... 25,789 15,662,433
Take-Two Interactive Software, Inc.
(a)
....... 9,430 1,400,261
Walt Disney Co. (The) ................ 109,316 13,375,906
Warner Bros Discovery, Inc.
(a)
........... 132,457 1,156,349
34,437,654
Financial Services — 4.3%
Berkshire Hathaway, Inc. , Class B
(a)
....... 108,424 45,594,460
Corpay, Inc.
(a)
...................... 4,351 1,342,458
Fidelity National Information Services, Inc. ... 35,156 2,607,872
Fiserv, Inc.
(a)
....................... 35,815 5,723,953
Global Payments, Inc. ................ 15,575 2,081,755
Jack Henry & Associates, Inc. ........... 4,272 742,175
Mastercard, Inc. , Class A ............... 49,165 23,676,389
PayPal Holdings, Inc.
(a)
................ 63,867 4,278,450
Visa, Inc. , Class A ................... 94,250 26,303,290
112,350,802
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 31,863 2,001,315
Bunge Global SA .................... 8,755 897,563
Campbell Soup Co. .................. 11,960 531,622
Conagra Brands, Inc. ................. 28,975 858,819
General Mills, Inc. ................... 33,842 2,367,925
Hershey Co. (The) ................... 8,957 1,742,137
Hormel Foods Corp. .................. 17,555 612,494
J M Smucker Co. (The) ................ 6,191 779,261

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Kellanova ......................... 15,984 $ 915,723
Kraft Heinz Co. (The) ................. 47,760 1,762,344
Lamb Weston Holdings, Inc. ............ 8,612 917,436
McCormick & Co., Inc. (Non-Voting) ....... 14,868 1,142,011
Mondelez International, Inc. , Class A ....... 80,239 5,616,730
Tyson Foods, Inc. , Class A ............. 16,870 990,775
21,136,155
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 8,788 1,044,630
Ground Transportation — 1.1%
CSX Corp. ........................ 117,719 4,363,843
JB Hunt Transport Services, Inc. ......... 4,829 962,178
Norfolk Southern Corp. ................ 13,461 3,430,805
Old Dominion Freight Line, Inc. .......... 10,622 2,329,511
Uber Technologies, Inc.
(a)
.............. 122,611 9,439,821
Union Pacific Corp. .................. 36,419 8,956,525
29,482,683
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories .................. 103,455 11,758,695
Align Technology, Inc.
(a)
................ 4,228 1,386,446
Baxter International, Inc. ............... 30,077 1,285,491
Becton Dickinson & Co. ............... 17,292 4,278,905
Boston Scientific Corp.
(a)
............... 87,450 5,989,451
Cooper Cos., Inc. (The) ............... 11,752 1,192,358
Dentsply Sirona, Inc. ................. 12,927 429,047
Dexcom, Inc.
(a)
..................... 22,935 3,181,085
Edwards Lifesciences Corp.
(a)
........... 36,216 3,460,801
GE HealthCare Technologies, Inc. ........ 25,236 2,294,205
Hologic, Inc.
(a)
...................... 13,988 1,090,504
IDEXX Laboratories, Inc.
(a)
.............. 4,941 2,667,794
Insulet Corp.
(a)
...................... 4,234 725,708
Intuitive Surgical, Inc.
(a)
................ 21,034 8,394,459
Medtronic plc ...................... 79,190 6,901,408
ResMed, Inc. ...................... 8,769 1,736,525
STERIS plc ........................ 5,872 1,320,143
Stryker Corp. ...................... 20,199 7,228,616
Teleflex, Inc. ....................... 2,849 644,358
Zimmer Biomet Holdings, Inc. ........... 12,471 1,645,923
67,611,922
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. .................. 14,408 1,612,255
Cencora, Inc. ...................... 9,867 2,397,582
Centene Corp.
(a)
.................... 31,869 2,501,079
Cigna Group (The) ................... 17,472 6,345,656
CVS Health Corp. ................... 74,993 5,981,442
DaVita, Inc.
(a)
....................... 3,104 428,507
Elevance Health, Inc. ................. 13,987 7,252,819
HCA Healthcare, Inc. ................. 11,847 3,951,330
Henry Schein, Inc.
(a)
.................. 7,918 597,967
Humana, Inc. ...................... 7,276 2,522,735
Laboratory Corp. of America Holdings ...... 5,116 1,117,641
McKesson Corp. .................... 7,831 4,204,072
Molina Healthcare, Inc.
(a)
............... 3,468 1,424,759
Quest Diagnostics, Inc. ................ 6,607 879,458
UnitedHealth Group, Inc. ............... 55,118 27,266,875
Universal Health Services, Inc. , Class B .... 3,604 657,586
69,141,763
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............. 42,283 792,806
Ventas, Inc. ....................... 23,916 1,041,303
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ...................... 33,020 $ 3,085,389
4,919,498
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 41,914 866,782
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. , Class A
(a)
................. 25,678 4,235,843
Booking Holdings, Inc. ................ 2,084 7,560,502
Caesars Entertainment, Inc.
(a)
........... 13,054 570,982
Carnival Corp.
(a)
..................... 61,080 998,047
Chipotle Mexican Grill, Inc.
(a)
............ 1,634 4,749,662
Darden Restaurants, Inc.
(b)
............. 7,182 1,200,471
Domino's Pizza, Inc. .................. 2,069 1,028,045
Expedia Group, Inc.
(a)
................. 7,793 1,073,486
Hilton Worldwide Holdings, Inc. .......... 15,027 3,205,409
Las Vegas Sands Corp. ............... 19,931 1,030,433
Marriott International, Inc. , Class A ........ 14,739 3,718,797
McDonald's Corp. ................... 43,224 12,187,007
MGM Resorts International
(a)
............ 16,467 777,407
Norwegian Cruise Line Holdings Ltd.
(a)
...... 25,795 539,889
Royal Caribbean Cruises Ltd.
(a)
.......... 14,104 1,960,597
Starbucks Corp. ..................... 67,470 6,166,083
Wynn Resorts Ltd. ................... 5,624 574,942
Yum! Brands, Inc.
(b)
.................. 16,806 2,330,152
53,907,754
Household Durables — 0.4%
DR Horton, Inc. ..................... 17,796 2,928,332
Garmin Ltd. ........................ 9,100 1,354,717
Lennar Corp. , Class A ................. 14,729 2,533,093
Mohawk Industries, Inc.
(a)
.............. 3,112 407,330
NVR, Inc.
(a)
........................ 188 1,522,792
PulteGroup, Inc. .................... 12,640 1,524,637
10,270,901
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 14,664 1,529,602
Clorox Co. (The) .................... 7,340 1,123,828
Colgate-Palmolive Co. ................ 49,103 4,421,725
Kimberly-Clark Corp. ................. 20,118 2,602,263
Procter & Gamble Co. (The) ............ 140,221 22,750,857
32,428,275
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 40,603 728,012
Industrial Conglomerates — 0.9%
3M Co. ........................... 32,988 3,499,037
General Electric Co. .................. 64,856 11,384,174
Honeywell International, Inc. ............ 39,258 8,057,704
22,940,915
Industrial REITs — 0.3%
Prologis, Inc. ....................... 55,010 7,163,402
Insurance — 2.2%
Aflac, Inc. ......................... 31,370 2,693,428
Allstate Corp. (The) .................. 15,688 2,714,181
American International Group, Inc. ........ 41,951 3,279,310
Aon plc , Class A .................... 11,982 3,998,633
Arch Capital Group Ltd.
(a)
.............. 22,006 2,034,235
Arthur J Gallagher & Co. ............... 12,868 3,217,515
Assurant, Inc. ...................... 3,071 578,085
Brown & Brown, Inc. .................. 13,971 1,223,021
Chubb Ltd. ........................ 24,151 6,258,249
Cincinnati Financial Corp. .............. 9,291 1,153,663
Everest Group Ltd. ................... 2,568 1,020,780

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Globe Life, Inc. ..................... 5,082 $ 591,392
Hartford Financial Services Group, Inc. (The) . 17,845 1,838,927
Loews Corp. ....................... 10,876 851,482
Marsh & McLennan Cos., Inc. ........... 29,317 6,038,716
MetLife, Inc. ....................... 36,582 2,711,092
Principal Financial Group, Inc. ........... 13,176 1,137,220
Progressive Corp. (The) ............... 34,952 7,228,773
Prudential Financial, Inc. ............... 21,523 2,526,800
Travelers Cos., Inc. (The) .............. 13,640 3,139,110
Willis Towers Watson plc ............... 6,160 1,694,000
WR Berkley Corp. ................... 12,034 1,064,287
56,992,899
Interactive Media & Services — 6.1%
Alphabet, Inc. , Class A
(a)
............... 351,174 53,002,692
Alphabet, Inc. , Class C
(a)
............... 294,012 44,766,267
Match Group, Inc.
(a)
.................. 16,137 585,450
Meta Platforms, Inc. , Class A ............ 131,105 63,661,966
162,016,375
IT Services — 1.2%
Accenture plc , Class A ................ 37,364 12,950,736
Akamai Technologies, Inc.
(a)
............. 9,012 980,145
Cognizant Technology Solutions Corp. , Class A 29,567 2,166,965
EPAM Systems, Inc.
(a)
................. 3,433 948,057
Gartner, Inc.
(a)
...................... 4,643 2,213,179
International Business Machines Corp. ..... 54,552 10,417,250
VeriSign, Inc.
(a)
..................... 5,331 1,010,278
30,686,610
Leisure Products — 0.0%
Hasbro, Inc. ....................... 7,908 446,960
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. .............. 17,445 2,538,422
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 1,282 443,405
Bio-Techne Corp. .................... 9,546 671,943
Charles River Laboratories International, Inc.
(a) (b)
3,109 842,384
Danaher Corp. ..................... 39,188 9,786,028
Illumina, Inc.
(a)
...................... 9,428 1,294,653
IQVIA Holdings, Inc.
(a)
................. 10,880 2,751,443
Mettler-Toledo International, Inc.
(a)
........ 1,280 1,704,051
Revvity, Inc. ....................... 7,307 767,235
Thermo Fisher Scientific, Inc. ............ 23,025 13,382,360
Waters Corp.
(a)
..................... 3,511 1,208,592
West Pharmaceutical Services, Inc. ....... 4,413 1,746,268
37,136,784
Machinery — 1.8%
Caterpillar, Inc. ..................... 30,337 11,116,387
Cummins, Inc. ...................... 8,488 2,500,989
Deere & Co. ....................... 15,517 6,373,453
Dover Corp. ....................... 8,324 1,474,930
Fortive Corp. ....................... 21,012 1,807,452
IDEX Corp. ........................ 4,469 1,090,525
Illinois Tool Works, Inc. ................ 16,203 4,347,751
Ingersoll Rand, Inc. .................. 24,210 2,298,739
Nordson Corp. ...................... 3,283 901,315
Otis Worldwide Corp. ................. 24,122 2,394,591
PACCAR, Inc. ...................... 31,210 3,866,607
Parker-Hannifin Corp. ................. 7,673 4,264,577
Pentair plc ........................ 10,012 855,425
Snap-on, Inc. ...................... 3,125 925,688
Stanley Black & Decker, Inc. ............ 9,012 882,545
Westinghouse Air Brake Technologies Corp. .. 10,671 1,554,551
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ........................ 14,385 $ 1,859,117
48,514,642
Media — 0.6%
Charter Communications, Inc. , Class A
(a)
.... 5,885 1,710,358
Comcast Corp. , Class A ............... 236,127 10,236,105
Fox Corp. , Class A ................... 14,594 456,355
Fox Corp. , Class B ................... 8,207 234,884
Interpublic Group of Cos., Inc. (The)
(b)
...... 22,604 737,569
News Corp. , Class A .................. 23,099 604,732
News Corp. , Class B
(b)
................ 6,293 170,288
Omnicom Group, Inc. ................. 11,709 1,132,963
Paramount Global , Class B ............. 29,378 345,779
15,629,033
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 85,670 4,028,204
Newmont Corp. ..................... 68,573 2,457,656
Nucor Corp. ....................... 14,668 2,902,797
Steel Dynamics, Inc. .................. 9,166 1,358,676
10,747,333
Multi-Utilities — 0.6%
Ameren Corp. ...................... 15,582 1,152,445
CenterPoint Energy, Inc.
(b)
.............. 37,431 1,066,409
CMS Energy Corp. ................... 17,263 1,041,649
Consolidated Edison, Inc. .............. 20,649 1,875,136
Dominion Energy, Inc. ................. 49,698 2,444,645
DTE Energy Co. .................... 12,283 1,377,416
NiSource, Inc. ...................... 25,058 693,104
Public Service Enterprise Group, Inc. ...... 29,870 1,994,719
Sempra .......................... 37,497 2,693,409
WEC Energy Group, Inc. ............... 18,853 1,548,208
15,887,140
Office REITs — 0.1%
(b)
Alexandria Real Estate Equities, Inc. ....... 9,442 1,217,168
Boston Properties, Inc. ................ 8,790 574,075
1,791,243
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. ........................ 18,631 640,534
Chevron Corp. ...................... 103,359 16,303,849
ConocoPhillips ..................... 70,205 8,935,692
Coterra Energy, Inc. .................. 44,986 1,254,210
Devon Energy Corp. .................. 38,318 1,922,797
Diamondback Energy, Inc. .............. 10,692 2,118,834
EOG Resources, Inc. ................. 34,839 4,453,818
EQT Corp.
(b)
....................... 21,929 812,908
Exxon Mobil Corp.
(b)
.................. 236,639 27,506,917
Hess Corp. ........................ 16,403 2,503,754
Kinder Morgan, Inc. .................. 116,005 2,127,532
Marathon Oil Corp. ................... 35,268 999,495
Marathon Petroleum Corp. ............. 21,930 4,418,895
Occidental Petroleum Corp. ............. 39,366 2,558,396
ONEOK, Inc. ....................... 34,657 2,778,452
Phillips 66 ......................... 25,624 4,185,424
Pioneer Natural Resources Co. .......... 13,929 3,656,362
Targa Resources Corp. ................ 13,288 1,488,123
Valero Energy Corp. .................. 20,340 3,471,835
Williams Cos., Inc. (The) ............... 72,432 2,822,675
94,960,502
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a) (b)
......... 39,886 612,250
Delta Air Lines, Inc. .................. 38,406 1,838,495
Southwest Airlines Co. ................ 35,302 1,030,465

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
........... 19,887 $ 952,190
4,433,400
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) , Class A ..... 13,894 2,141,760
Kenvue, Inc. ....................... 103,382 2,218,578
4,360,338
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ............... 121,091 6,566,765
Catalent, Inc.
(a)
..................... 10,993 620,555
Eli Lilly & Co. ...................... 47,520 36,968,659
Johnson & Johnson .................. 143,454 22,692,988
Merck & Co., Inc. .................... 151,007 19,925,374
Pfizer, Inc. ........................ 336,431 9,335,960
Viatris, Inc. ........................ 72,733 868,432
Zoetis, Inc. , Class A .................. 27,406 4,637,369
101,616,102
Professional Services — 0.7%
Automatic Data Processing, Inc. .......... 24,468 6,110,638
Broadridge Financial Solutions, Inc. ....... 7,039 1,442,010
Dayforce, Inc.
(a) (b)
.................... 9,436 624,758
Equifax, Inc. ....................... 7,338 1,963,062
Jacobs Solutions, Inc. ................. 7,454 1,145,903
Leidos Holdings, Inc. ................. 8,126 1,065,237
Paychex, Inc. ...................... 19,059 2,340,445
Paycom Software, Inc. ................ 2,848 566,780
Robert Half, Inc. .................... 6,221 493,201
Verisk Analytics, Inc. .................. 8,693 2,049,201
17,801,235
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A ............. 17,721 1,723,190
CoStar Group, Inc. ................... 24,484 2,365,154
4,088,344
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 8,480 1,573,549
Camden Property Trust ................ 6,474 637,042
Equity Residential ................... 20,510 1,294,386
Essex Property Trust, Inc. .............. 3,787 927,095
Invitation Homes, Inc. ................. 34,174 1,216,936
Mid-America Apartment Communities, Inc. ... 7,075 930,928
UDR, Inc. ......................... 18,380 687,596
7,267,532
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 4,305 439,627
Kimco Realty Corp. .................. 37,586 737,061
Realty Income Corp. .................. 49,397 2,672,378
Regency Centers Corp. ............... 9,963 603,359
Simon Property Group, Inc. ............. 19,486 3,049,364
7,501,789
Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc.
(a)
.......... 96,288 17,379,021
Analog Devices, Inc. .................. 29,548 5,844,299
Applied Materials, Inc. ................ 49,584 10,225,708
Broadcom, Inc. ..................... 26,224 34,757,552
Enphase Energy, Inc.
(a)
................ 8,069 976,188
First Solar, Inc.
(a)
.................... 6,311 1,065,297
Intel Corp. ........................ 251,876 11,125,363
KLA Corp. ......................... 8,059 5,629,776
Lam Research Corp. ................. 7,813 7,590,876
Microchip Technology, Inc. .............. 32,173 2,886,240
Micron Technology, Inc. ................ 65,535 7,725,921
Monolithic Power Systems, Inc. .......... 2,855 1,934,034
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. ...................... 147,192 $ 132,996,804
NXP Semiconductors NV .............. 15,347 3,802,526
ON Semiconductor Corp.
(a)
............. 25,465 1,872,951
Qorvo, Inc.
(a)
....................... 5,719 656,713
QUALCOMM, Inc. ................... 66,494 11,257,434
Skyworks Solutions, Inc.
(b)
.............. 9,432 1,021,674
Teradyne, Inc. ...................... 9,097 1,026,414
Texas Instruments, Inc. ................ 54,259 9,452,460
269,227,251
Software — 10.7%
Adobe, Inc.
(a)
....................... 26,935 13,591,401
ANSYS, Inc.
(a)
...................... 5,196 1,803,843
Autodesk, Inc.
(a)
..................... 12,758 3,322,438
Cadence Design Systems, Inc.
(a)
......... 16,213 5,046,783
Fair Isaac Corp.
(a)
.................... 1,486 1,856,921
Fortinet, Inc.
(a)
...................... 38,032 2,597,966
Gen Digital, Inc. ..................... 34,119 764,266
Intuit, Inc. ......................... 16,682 10,843,300
Microsoft Corp. ..................... 442,792 186,291,450
Oracle Corp. ....................... 95,015 11,934,834
Palo Alto Networks, Inc.
(a)
.............. 18,460 5,245,040
PTC, Inc.
(a)
........................ 7,067 1,335,239
Roper Technologies, Inc. ............... 6,380 3,578,159
Salesforce, Inc.
(b)
.................... 57,685 17,373,568
ServiceNow, Inc.
(a)
................... 12,213 9,311,191
Synopsys, Inc.
(a)
.................... 9,077 5,187,506
Tyler Technologies, Inc.
(a)
.............. 2,493 1,059,550
281,143,455
Specialized REITs — 1.0%
American Tower Corp. ................ 27,839 5,500,708
Crown Castle, Inc. ................... 25,875 2,738,351
Digital Realty Trust, Inc. ............... 18,011 2,594,305
Equinix, Inc. ....................... 5,609 4,629,276
Extra Space Storage, Inc. .............. 12,661 1,861,167
Iron Mountain, Inc. ................... 17,352 1,391,804
Public Storage ...................... 9,423 2,733,235
SBA Communications Corp. ............ 6,479 1,403,999
VICI Properties, Inc. .................. 61,449 1,830,566
Weyerhaeuser Co. ................... 43,618 1,566,322
26,249,733
Specialty Retail — 2.1%
AutoZone, Inc.
(a)
.................... 1,030 3,246,200
Bath & Body Works, Inc. ............... 13,411 670,818
Best Buy Co., Inc.
(b)
.................. 11,469 940,802
CarMax, Inc.
(a)
...................... 9,277 808,119
Home Depot, Inc. (The) ............... 59,309 22,750,932
Lowe's Cos., Inc. .................... 34,272 8,730,107
O'Reilly Automotive, Inc.
(a)
.............. 3,535 3,990,591
Ross Stores, Inc. .................... 20,063 2,944,446
TJX Cos., Inc. (The) .................. 67,915 6,887,939
Tractor Supply Co.
(b)
.................. 6,489 1,698,301
Ulta Beauty, Inc.
(a)
................... 2,894 1,513,215
54,181,470
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. ........................ 864,996 148,329,514
Hewlett Packard Enterprise Co. .......... 76,896 1,363,366
HP, Inc. .......................... 51,812 1,565,758
NetApp, Inc. ....................... 12,273 1,288,297
Seagate Technology Holdings plc ......... 11,695 1,088,220
Super Micro Computer, Inc.
(a)
............ 2,900 2,929,087
Western Digital Corp.
(a)
................ 19,399 1,323,788
157,888,030

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a)
............... 1,530 $ 1,440,128
Lululemon Athletica, Inc.
(a)
.............. 6,824 2,665,796
NIKE, Inc. , Class B .................. 72,537 6,817,027
Ralph Lauren Corp. , Class A ............ 2,403 451,187
Tapestry, Inc. ....................... 13,402 636,327
VF Corp. ......................... 20,042 307,444
12,317,909
Tobacco — 0.5%
Altria Group, Inc. .................... 105,491 4,601,517
Philip Morris International, Inc. ........... 92,474 8,472,468
13,073,985
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 34,272 2,643,742
United Rentals, Inc. .................. 4,004 2,887,325
WW Grainger, Inc. ................... 2,634 2,679,568
8,210,635
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 11,630 1,421,302
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 30,363 $ 4,955,849
Total Long-Term Investments — 99 .7%
(Cost: $ 926,982,834 ) .............................. 2,626,769,450
Short-Term Securities
Money Market Funds — 1.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 42,872,838 42,894,274
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19% .................... 8,317,270 8,317,270
Total Short-Term Securities — 1 .9%
(Cost: $ 51,211,544 ) ............................... 51,211,544
Total Investments — 101 .6%
(Cost: $ 978,194,378 ) .............................. 2,677,980,994
Liabilities in Excess of Other Assets — (1.6) % ............. (41,612,431)
Net Assets — 100.0% ...............................
$ 2,636,368,563
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 42,894,792
(a)
$ — $ (518) $ — $ 42,894,274 42,872,838 $ 52,280
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 7,346,814 970,456
(a)
— — — 8,317,270 8,317,270 82,353 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 52,327,632 — (52,314,615)
(a)
(11,899) (1,118) — — — —
BlackRock, Inc. .......... 6,841,039 — (57,097) 42,500 139,122 6,965,564 8,355 42,611 —
$ 30,083 $ 138,004 $ 58,177,108 $ 177,244 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock S&P 500 Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 41 06/21/24 $ 10,882 $ 250,292
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,626,769,450 $ — $ — $ 2,626,769,450
Short-Term Securities
Money Market Funds ...................................... 51,211,544 — — 51,211,544
$ 2,677,980,994 $ — $ — $ 2,677,980,994
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 250,292 $ — $ — $ 250,292
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust